Uncertainties, Liquidity and Ability to Continue as a Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Uncertainties, Liquidity and Ability to Continue as a Going Concern
The Company is subject to a number of risks similar to those of earlier stage commercial companies, including dependence on key individuals and products, the difficulties inherent in the development of a commercial market, the potential need to obtain additional capital, competition from larger companies, other technology companies and other technologies. The Company's sales performance and the resulting operating income or loss, as well as the status of each of its new product development programs, will significantly impact its cash requirements.

Management has evaluated whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern within one year after the date that the consolidated financial statements are issued. As of June 30, 2018, the Company had $33.0 million in cash and cash equivalents. The Company has incurred losses each year since inception, has experienced negative cash flows from operations in each year since inception and has an accumulated deficit of $496.5 million. The Company's restructured Term Loan includes a liquidity covenant whereby the Company must maintain a cash balance greater than $2.0 million. These factors raise substantial doubt about the Company's ability to continue as a going concern.

On January 7, 2018, as a component of management's plan to pursue additional financing, the Company entered into a common stock purchase agreement (the "First Purchase Agreement") with Aspire Capital Fund, LLC ("Aspire Capital") for the sale of up to $20.0 million of its common stock, as described in further detail in Note 10. In 2017, the Company issued 125,000 shares of common stock issued to Aspire Capital as consideration for entering into the First Purchase Agreement. The Company sold 1,250,868 shares in 2018 and received net proceeds of $1.8 million. The First Purchase Agreement was terminated in June 2018.

On January 26, 2018, the Company entered into an At the Market Issuance Sales Agreement (the “Sales Agreement”) with B. Riley FBR, Inc. (“FBR”) with respect to an at the market offering program, under which the Company may, from time to time in its sole discretion, issue and sell through FBR, acting as agent, shares of the Company’s common stock (the “Placement Shares”). FBR has the option to decline any sales orders at its discretion. The issuance and sale, if any, of the Placement Shares by the Company under the Agreement will be made pursuant to a prospectus supplement to the Company’s registration statement on Form S-3, originally filed with the Securities and Exchange Commission (the “SEC”) on October 4, 2017, and declared effective by the SEC on December 15, 2017, for the sale of up to $2.8 million of shares of the Company's common stock. As of the date of the Company's Quarterly Report on Form 10-Q filed on August 7, 2018, the Company has not sold any shares pursuant to the Sales Agreement.

The Company completed a public offering on April 26, 2018, as a result of which it received aggregate net proceeds of approximately $21.8 million, after deducting underwriting discounts and commissions of $1.8 million and offering expenses of $0.4 million. On May 2, 2018, the underwriters in the public offering exercised a portion of their 30-day option to purchase additional shares of the Company's common stock, as a result of which the Company received additional net proceeds of approximately $2.6 million, after deducting underwriting discounts of $0.2 million.
On June 11, 2018, the Company entered into a purchase agreement (the "Second Purchase Agreement") with Aspire Capital, pursuant to which, the Company has the right, in its sole discretion, to present Aspire Capital with a purchase notice, directing Aspire Capital (as principal) to purchase up to 150,000 shares of the Company’s common stock per business day, in an aggregate amount of up to $21.0 million of the Company’s common stock (the "Purchase Shares") over the term of the Second Purchase Agreement at a per share price equal to the lesser of the lowest sale price of the Company’s common stock on the purchase date; or the arithmetic average of the three lowest closing sale prices for the Company’s common stock during the ten consecutive trading days ending on the trading day immediately preceding the purchase date. The Company may sell an aggregate of 4,726,383 shares of its common stock (which represented 19.99% of the Company’s outstanding shares of common stock on June 11, 2018) without stockholder approval. The Company may sell additional shares of its common stock above the 19.99% limit provided that (i) it obtains stockholder approval or (ii) shareholder approval has not been obtained at any time the 4,726,383 share limitation is reached and at all times thereafter the average price paid for all shares issued under the Second Purchase Agreement, is equal to or greater than $1.62 (the “Minimum Price”), which was the consolidated closing bid price of the Company’s common stock on June 11, 2018. Through June 30, 2018, the Company has sold 791,557 shares of common stock for net proceeds of approximately $1.1 million.

There is market uncertainty regarding the utilization of financing associated from the Sales Agreement and the Second Purchase Agreement. Based on its current business plan assumptions and expected cash burn rate, excluding potential share sales associated with these agreements, the Company believes that it has sufficient cash and cash equivalents to fund its current operations into the second quarter of 2019.

In addition to the activities noted above, the Company continues to actively pursue additional sources of financing to fund its operations. However, the Company can provide no assurance that additional financing will be consummated on acceptable terms, or at all. If the Company is unable to effect a sufficient financing or capital raise, there could be a material adverse effect on the Company.

LIQUIDITY, UNCERTAINTIES AND GOING CONCERN
The Company is subject to a number of risks similar to those of early stage companies, including dependence on key individuals and products, the difficulties inherent in the development of a commercial market, the potential need to obtain additional capital necessary to fund the development of its products, competition from larger companies, and other biotechnology companies that develop similar or substitute insulin-delivery products. The Company's sales performance, selling and marketing expenditures to develop sales performance, as well as the status of each of its new product development programs and the resulting operating income (loss), will significantly impact its cash requirements.
In accordance with ASC 205-40, Going Concern, the Company has evaluated whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern within one year after the date that the consolidated financial statements are issued. The Company has incurred losses each year since inception and has experienced negative cash flows from operations in each year since inception. As of December 31, 2017 and 2016, the Company had an accumulated deficit of $473.9 million and $424.2 million, respectively.
As of December 31, 2017, the Company had $26.0 million in cash and cash equivalents ($0.5 million of which is restricted cash) which will not be sufficient to fund the operations of the Company or to maintain its liquidity covenant with the Company's lenders (see Note 7) over the next twelve months from the issuance date of the Company's Quarterly Report on Form 10-Q filed on August 7, 2018,. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern.
Based on current projections, the Company believes that it has sufficient cash and cash equivalents to finance its current operations into the second half of 2018. The Company is actively pursuing additional sources of financing to fund its operations. The Company can provide no assurances that additional financings will be consummated on acceptable terms, or at all. If the Company is unable to effect a sufficient financing or capital raise, there could be a material adverse effect on the Company.
On January 7, 2018, as a component of management's plan to pursue additional financing, the Company entered into a common stock purchase agreement (the "Purchase Agreement") with Aspire Capital Fund, LLC ("Aspire Capital") for the sale of up to $20.0 million of its common stock, as described in further detail in Note 11. Pursuant to the Purchase Agreement, the Company may sell up to an aggregate of 1,375,868 shares of its common stock, (which represents 19.99% of the Company’s outstanding shares of common stock on January 7, 2018), without stockholder approval. The Company may sell additional shares of its common stock above the 19.99% limit provided that (i) it obtains stockholder approval or (ii) shareholder approval has not been obtained and at any time the 1,375,868 share limitation is reached and at all times thereafter the average price paid for all shares issued under the Purchase Agreement, including the 125,000 shares of common stock issued to Aspire Capital in September 2017 as consideration for entering into the Purchase Agreement (the “Commitment Shares”), is equal to or greater than $3.02 (the “Minimum Price”), which was the consolidated closing bid price of the Company’s common stock on January 7, 2018. In addition to these restrictions, the Company is prohibited from selling shares to Aspire under the Purchase Agreement at a price per share less than $1.00.
On January 26, 2018, the Company entered into an At Market Issuance Sales Agreement (the “ATM Agreement”) with B. Riley FBR, Inc. (“FBR”) with respect to an at the market offering program, under which the Company may, from time to time in its sole discretion, issue and sell through FBR, acting as agent, shares of the Company’s common stock (the “Placement Shares”). FBR has the option to decline any sales orders at its discretion. The issuance and sale, if any, of the Placement Shares by the Company under the Agreement will be made pursuant to a prospectus supplement to the Company’s registration statement on Form S-3, originally filed with the Securities and Exchange Commission (the “SEC”) on October 4, 2017, and declared effective by the SEC on December 15, 2017, for the sale of up to $2.8 million of shares of the Company's common stock.
There is uncertainty regarding the utilization of financing associated from the January 7, 2018 and the January 26, 2018 agreements, which makes our ability to provide enough cash to fund the operations beyond the second half of 2018 unknown. If the Company was able to fully utilize the $20 million potential funding from the Purchase Agreement, it would have enough cash to support operating requirements into the first quarter of 2019.
These consolidated financial statements have been prepared with the assumption that the Company will continue as a going concern and will be able to realize its assets and discharge its liabilities in the normal course of business and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the inability of the Company to continue as a going concern.